Long-term debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt1 [Abstract]
Long-term debt	Long-term debt

	2020	2019
	$	$
Revolving credit facility:
Principal amount	—	200,000
Less: unamortized transaction costs	—	(7,713)
	—	192,287
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	71,261	43,061
Masbate equipment loan facility (net of unamortized transaction costs)	7,254	10,799
Otjikoto equipment loan facility (net of unamortized transaction costs)	—	5,973
Lease liabilities	31,507	9,731
	110,022	69,564
	110,022	261,851
Less: current portion	(34,111)	(26,030)
	75,911	235,821
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Nicaraguan equipment loans	Total
	$	$	$	$	$

Balance at December 31, 2018	395,822	81,129	2,186	398	479,535
Adoption of IFRS 16	—	—	7,535	—	7,535
Drawdowns	—	3,463	—	—	3,463
Lease liabilities incurred	—	—	2,219	—	2,219
Debt repayments	(200,000)	(24,140)	(3,146)	(316)	(227,602)
Foreign exchange losses	—	(1,213)	319	—	(894)
Deferred transaction costs incurred	(5,574)	—	—	—	(5,574)
Non-cash interest and financing expense	2,039	594	618	—	3,251
Debt sold with Nicaraguan Group	—	—	—	(82)	(82)
Balance at December 31, 2019	192,287	59,833	9,731	—	261,851

Drawdowns	250,000	42,065	—	—	292,065
Lease liabilities incurred	—	—	22,879	—	22,879
Debt repayments	(450,000)	(28,445)	(3,637)	—	(482,082)
Foreign exchange losses	—	5,054	1,270	—	6,324
Reclass of deferred financing costs to other assets (Note 8)	6,018	—	—	—	6,018
Deferred transaction costs incurred	—	(649)	—	—	(649)
Non-cash interest and financing expense	1,695	657	1,264	—	3,616
Balance at December 31, 2020	—	78,515	31,507	—	110,022

Less: current portion	—	(29,815)	(4,296)	—	(34,111)
	—	48,700	27,211	—	75,911

Revolving credit facility

On May 10, 2019, the Company entered into a revised revolving credit facility ("RCF") agreement with its existing syndicate of banks plus one new lender. The maximum available for drawdown under the facility was increased from $500 million to $600 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

The RCF bears interest on a sliding scale of between LIBOR plus 2.125% to 2.75% based on the Company’s consolidated net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a similar sliding scale basis of between 0.478% and 0.619%. The term of the RCF is four years, maturing on May 9, 2023. Transaction costs on the RCF of $9 million are being amortized over the remainder of the facility term.

The Company has provided security on the RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the RCF, the Company must also maintain certain ratios for leverage and interest coverage. As at December 31, 2020, the Company was in compliance with these debt covenants.

At December 31, 2020, the Company had drawn $nil on the RCF with the entire facility of $600 million remaining available for future drawdowns.
Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. During the year ended December 31, 2019, the Company drew down the final Euro 2 million or $2 million equivalent under the first equipment facility.

The Company is required to maintain a deposit in a debt service reserve account (“DSRA”) equal at all times to the total of the principal, interest and other payments that become payable over the next six months. At December 31, 2020, the balance in the DSRA account was Euro 8 million ($10 million equivalent). At December 31, 2019, the balance in the DSRA account was Euro 8 million ($9 million equivalent).

Each equipment loan under the first equipment facility is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 5.10%. The Company and the Company’s subsidiary, Mali Mining Investments Limited, have guaranteed the first equipment facility and security is given over the equipment of the Borrower which has been financed by the first equipment facility, related warranty and insurance, and over the DSRA.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility is available to the Company’s majority-owned subsidiary, Fekola SA (the “Borrower”) to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. The second equipment facility is available from the date of the agreement and ends on the earlier of the day when the new equipment facility is fully drawn and 12 months from date of the agreement. The second equipment facility may be drawn in installments of not less than Euro 5 million, and each such installment shall be treated as a separate equipment loan. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 4.25%. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second equipment facility, related warranty and insurance. There is no requirement to maintain a DSRA for the second equipment financing.

Otjikoto equipment loan facility

On March 30, 2020 the Company elected to voluntarily repay the outstanding balance on the Otjikoto equipment loan facility. The facility had an interest rate of LIBOR plus a margin of 3.85% on loans advanced under the facility and a commitment fee of 1.2% per annum on the undrawn balance of the facility, each payable quarterly.

The Company was required to maintain a deposit in a DSRA equal at all times to the total of the principal, interest and other payments that become payable over the next 6 months. At December 31, 2020, the balance in the DSRA had been entirely released (December 31, 2019 balance was $2 million).

Masbate equipment loan facility

On June 1, 2017, the Company entered into an $18 million term equipment facility with Caterpillar Financial Services Philippines Inc. The aggregate principal amount is available to the Company’s Philippines subsidiaries to finance or refinance the mining fleet and other mining equipment at the Company's Masbate Mine. During the year ended December 31, 2019, the Company drew down the final $1 million under the facility.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to LIBOR plus a margin of 3.85%. The Company has guaranteed the equipment facilities and security is given over the equipment of the Borrower which has been financed by the equipment facility.
Lease liabilities

For the year ended December 31, 2020, the Company recognized depreciation expense of $3 million (2019 - $2 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $4 million (2019 - $3 million).

The expected timing of undiscounted lease payments at December 31, 2020 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	3,291
One to five years	14,145
More than five years	20,884
38,320

For the year ended December 31, 2020, payments totalling $4 million (2019 - $4 million) relating to short-term leases (those with a term of 12 months or less) and $10 million (2019 - $45 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations, including those during the year-ended December 31, 2019 related to the Nicaraguan Group included as part of income from discontinued operations during that period. During the year ended December 31, 2020, the Company recognised new leases totalling $23 million primarily related to new corporate office space. The valuation of the new office lease was based on an initial term of 10 years plus one 5 year extension with average annual rental payments of approximately $2 million per year.

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2020:

	2021	2022	2023	2024	2025	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	26,301	19,392	11,101	8,965	7,267	73,026
Interest (estimated)	3,230	1,953	1,143	631	170	7,127

Masbate equipment loan facility:
Principal	3,513	3,076	766	106	—	7,461
Interest (estimated)	397	167	26	2	—	592

Lease liabilities
Principal	3,955	3,204	2,678	2,186	1,377	13,400
Interest (estimated)	29	12	—	—	—	41
	37,425	27,804	15,714	11,890	8,814	101,647
During the year ended December 31, 2020, the Company entered into an additional binding rental agreement for office space. The lease has a term of 10 years expected to begin in 2022 with annual rental payments of approximately $2 million per year.